Personnel costs	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Personnel costs
10. Personnel costs
The following table provides a breakdown for personnel costs:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Wages and salaries	(279,508)	(271,767)	(209,965)
Social contributions, pension plans and indemnities	(59,054)	(51,725)	(50,750)
Other long-term benefits	(16,153)	(8,702)	—
Share-based payments	(13,579)	(16,290)	—
Insurances and other benefits	(13,111)	(2,455)	(3,142)
Uniforms	(4,185)	(4,434)	(5,013)
Severance indemnities	(2,199)	(8,996)	(12,308)
Other payroll expenses	(7,298)	(3,393)	(1,481)
Total personnel costs	(395,087)	(367,762)	(282,659)
Wages and salaries for the year ended December 31, 2021 include €10,916 thousand relating to a €1,500 special gift to each employee of the Group as a result of the Company’s listing on the NYSE on December 20, 2021 (Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022, see also Note 39 — Related party transactions). Wages and salaries for the year ended December 31, 2020 were impacted by several actions taken in 2020 in response to COVID-19 (many of which were partially or fully reversed in 2021), including the impact of furlough and other temporary layoff measures taken at our DOSs, cuts on senior and mid-level manager salaries and permanently reduced headcount in certain business functions.
Share-based payments in 2022 include:
(i)€6,789 thousand (€6,138 thousand in 2021 and nil in 2020) relating to long-term incentives granted to the Group’s Chief Executive Officer (“CEO”) that vest in three tranches in 2022, 2023 and 2024 subject to the achievement of certain performance and service conditions;
(ii)€3,862 thousand (nil in 2021 and nil in 2020) relating to long-term incentives granted to senior management and certain other employees of the Group for performance share units (“PSUs”) that vest in 2024 subject to the achievement of certain performance and service conditions and retention restricted share units (“RSUs”) that vest in 2025 subject to service conditions;
(iii)€2,137 thousand (€5,380 thousand in 2021 and nil in 2020) relating to equity-settled share-based payments, granted to the CEO and certain members of management, that are subject to certain performance and service conditions, including a public listing of the Company’s shares before December 31, 2021 (which was completed in December 2021); and
(iv)€791 thousand (nil in 2021 and nil in 2020) relating to non-executive directors’ remuneration in shares.
Share-based payments in 2021 also include €1,236 thousand related to 800,000 private warrants issued, pursuant to the Business Combination, to certain Zegna non-executive directors and €3,536 thousand for other equity incentives to key management. For additional information related to these awards and other incentives awarded to the key management please refer to Note 40 — Shared-based payments and for additional information related to the Business Combination please refer to Note 1 — General information.
Other long-term benefits include €16,153 thousand in 2022 (€8,702 thousand in 2021 and nil in 2020) relating to bonuses earned by certain members of Zegna’s senior management team (excluding the CEO) which will be paid in 2024.
Severance indemnities include restructuring costs related to supply chain (€1,611 thousand in 2022, €7,828 thousand in 2021 and €1,599 thousand in 2020), to distribution companies and headquarter functions (€588 thousand in 2022, €1,168 thousand in 2021 and €5,371 thousand in 2020) and to the woman division business (nil in 2022 and 2021 and €3,407 thousand in 2020), as well as a provision for severance indemnities (nil in 2022 and 2021 and €1,931 thousand in 2020).